Fair Value Measurements - Summary of Financial Assets And Liabilities Measurement on Recurring Basis (Details) - Fair Value, Recurring [Member]	Sep. 30, 2021 USD ($)
Assets included in:
Assets, fair value	$ 101,000,775
Liabilities included in:
Liabilities, fair value	271,320
Warrant [Member]
Liabilities included in:
Liabilities, fair value	271,320
Level 1 [Member]
Assets included in:
Assets, fair value	101,000,775
Level 3 [Member]
Liabilities included in:
Liabilities, fair value	271,320
Level 3 [Member] | Warrant [Member]
Liabilities included in:
Liabilities, fair value	271,320
Money Market Funds [Member]
Assets included in:
Cash and cash equivalents	101,000,775
Money Market Funds [Member] | Level 1 [Member]
Assets included in:
Cash and cash equivalents	$ 101,000,775